Quarterly Financial Information - Balance Sheets (Details) $ in Thousands		12 Months Ended
	Apr. 10, 2023	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Sep. 30, 2023 USD ($)	Jun. 30, 2023 USD ($)	Mar. 31, 2023 USD ($)	Sep. 30, 2022 USD ($)	Jun. 30, 2022 USD ($)	Mar. 31, 2022 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Current assets:
Cash and cash equivalents		$ 5,246	$ 19,143	$ 2,873
Accounts receivable, net		3,377	1,533	3,521
Inventory, net		1,332	966	2,411
Prepaid expenses and other current assets		1,403	2,283	1,259
Total current assets		11,358	23,925	10,064
Property and equipment, net		177	12,447	101
Right of use asset		695	949	486
Other non-current assets		2,012	2,012	238
Total assets		14,242	39,333	10,889
Current liabilities:
Long-term debt, current portion		1,426	16,833	1,589
Accounts payable		7,734	8,707	6,879
Accrued expenses		3,908	3,563	8,338
Lease liability, current portion		319	175	353
Total current liabilities		13,387	29,278	17,538
Lease liabilities, long-term		466	784	196
Warrant liability		5,934	5,356	5,566
Total liabilities		19,787	35,418	23,300
Commitments and contingencies (Note 10)
Stockholders' deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at September 30, 2023 and no shares issued and outstanding at December 31, 2022
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,277,657 and 859,402 issued and outstanding at September 30, 2023 and December 31, 2022, respectively		4
Additional paid-in capital		403,157	387,205	406,288
Accumulated deficit		(408,702)	(383,290)	(418,699)
Total stockholders' equity		(5,545)	3,915	(12,411)	$ (12,121)	$ (9,433)	$ (3,025)	$ 2,369	$ (5,358)	$ 49,328	$ 45,745
Total liabilities and stockholders' equity		$ 14,242	$ 39,333	$ 10,889
Reverse stock split conversion ratio	0.02	0.025	0.025
As Previously Reported
Stockholders' deficit
Total stockholders' equity			$ 3,915							49,328
As Previously Reported | Error Correction, Accounting for Warrants
Current assets:
Cash and cash equivalents			19,143				6,145	13,027	3,743
Accounts receivable, net			1,533				3,711	2,087	1,665
Income taxes receivable									4,675
Inventory, net			966				1,797	2,340	2,693
Prepaid expenses and other current assets			2,283				3,834	1,016	1,576
Total current assets			23,925				15,487	18,470	14,352
Property and equipment, net			12,447				203	11,524	12,047
Right of use asset			949				761	825	888
Other non-current assets			2,012				2,012	2,012	2,012
Total assets			39,333				18,463	32,831	29,299
Current liabilities:
Long-term debt, current portion			16,833				1,318	12,630	12,252
Accounts payable			8,707				4,906	12,036	9,537
Accrued expenses			3,563				5,152	3,877	3,828
Lease liability, current portion			175				277	239	231
Total current liabilities			29,278				11,653	28,782	25,848
Lease liabilities, long-term			784				550	630	708
Total liabilities			30,062				12,203	29,412	26,556
Stockholders' deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at September 30, 2023 and no shares issued and outstanding at December 31, 2022									887
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,277,657 and 859,402 issued and outstanding at September 30, 2023 and December 31, 2022, respectively							4	1
Additional paid-in capital			396,388				437,027	414,523	400,742
Accumulated deficit			(387,117)				(430,771)	(411,105)	(398,886)
Total stockholders' equity			9,271				6,260	3,419	2,743	$ 49,328
Total liabilities and stockholders' equity			39,333				18,463	32,831	29,299
Error Correction, Adjustment | Error Correction, Accounting for Warrants
Current liabilities:
Warrant liability			5,356				9,285	1,050	8,101
Total liabilities			5,356				9,285	1,050	8,101
Stockholders' deficit
Preferred stock, $0.0001 par value, 10,000,000 shares authorized, 4,850 issued and no shares outstanding at September 30, 2023 and no shares issued and outstanding at December 31, 2022									(887)
Additional paid-in capital			(9,183)				(35,283)	(13,312)	(12,425)
Accumulated deficit			3,827				25,998	12,262	5,211
Total stockholders' equity			(5,356)				(9,285)	(1,050)	(8,101)
As Restated
Current assets:
Cash and cash equivalents							6,145	13,027	3,743
Accounts receivable, net							3,711	2,087	1,665
Income taxes receivable									4,675
Inventory, net							1,797	2,340	2,693
Prepaid expenses and other current assets							3,834	1,016	1,576
Total current assets							15,487	18,470	14,352
Property and equipment, net							203	11,524	12,047
Right of use asset							761	825	888
Other non-current assets							2,012	2,012	2,012
Total assets							18,463	32,831	29,299
Current liabilities:
Long-term debt, current portion							1,318	12,630	12,252
Accounts payable							4,906	12,036	9,537
Accrued expenses							5,152	3,877	3,828
Lease liability, current portion							277	239	231
Total current liabilities							11,653	28,782	25,848
Lease liabilities, long-term							550	630	708
Warrant liability							9,285	1,050	8,101
Total liabilities							21,488	30,462	34,657
Stockholders' deficit
Common stock, $0.0001 par value, 300,000,000 shares authorized, 2,277,657 and 859,402 issued and outstanding at September 30, 2023 and December 31, 2022, respectively							4	1
Additional paid-in capital							401,744	401,211	388,317
Accumulated deficit							(404,773)	(398,843)	(393,675)
Total stockholders' equity			$ 3,915				(3,025)	2,369	(5,358)
Total liabilities and stockholders' equity							$ 18,463	$ 32,831	$ 29,299